Assets Held and Liability for Employees' Severance Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Severance costs	$ 556	$ 878	$ 1,194